Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Debt instrument, unamortized discount, current	$ 300,132	$ 777,610
Convertible debenture related party, net discount	$ 2,110	$ 47,110
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	1,000,000
Preferred stock, shares issued	319,659	0	0
Preferred stock, shares outstanding	319,659	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	600,000,000	600,000,000	100,000,000
Common stock, shares issued	96,027,242	72,807,979	43,062,058
Common Stock, Shares, Outstanding	96,027,242	72,807,929	43,062,058